Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Machinery and equipment	$128,187	$114,049
Buildings and improvements	121,970	104,818
Computer equipment and software	48,917	48,249
Office equipment, furniture and fixtures	16,393	16,400
Land	19,591	19,674
	335,058	303,190
Accumulated depreciation	(131,327)	(111,348)
	203,731	191,842
Construction work in progress	4,684	10,092
	$208,415	$201,934

Depreciation expenses were $33.8 million, $33.4 million and $26.2 million in the years ended December 31, 2016, 2015 and 2014, respectively.

During the year ended December 31, 2016, the Company recorded impairment charges of $7.0 million, related to certain of its property and equipment assets, of which $5.1 million were related to the Company’s software assets and were classified as selling, general and administrative expenses. The impairment charges were determined due to changes in management’s long-term plans regarding the expected utilization of these assets. During the year ended December 31, 2015, the Company recorded impairment charges of $10.5 million, related to certain of its facilities in the United States.